Vessels held for sale (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Vessels held for sale,Beginning balance	$ 32,792
Additions	0
Disposals	0
Drydocking costs	0
Vessel impairment charge	(3,477)
Vessels held for sale,Ending balance	$ 29,315